Cover Document	Mar. 20, 2020
Cover page.
Document Type	8-K
Document Period End Date	Mar. 20, 2020
Entity Registrant Name	TRACTOR SUPPLY CO /DE/
Entity Incorporation, State or Country Code	DE
Entity File Number	000-23314
Entity Tax Identification Number	13-3139732
Entity Address, Street Address	5401 Virginia Way
Entity Address, City	Brentwood
Entity Address, State	TN
Entity Address, Postal Zip Code	37027
City Area Code	615
Local Phone Number	440-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of each class	Common Stock, $0.008 par value
Trading Symbol	TSCO
Name of each exchange on which registered	NASDAQ
Entity Central Index Key	0000916365
Amendment Flag	false
Current Fiscal Year End Date	--12-28